Expense Example, No Redemption {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-12 - Fidelity® International Growth Fund	Dec. 30, 2020 USD ($)
Fidelity International Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	963
5 Years	1,247
10 Years	2,053
Fidelity International Growth Fund-Class M
Expense Example, No Redemption:
1 Year	506
3 Years	834
5 Years	1,185
10 Years	2,173
Fidelity International Growth Fund-Class C
Expense Example, No Redemption:
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,400
Fidelity International Growth Fund - Class I
Expense Example, No Redemption:
1 Year	103
3 Years	322
5 Years	558
10 Years	1,236
Fidelity International Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	$ 1,084